Revenue - Disclosure of detailed information about revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue [abstract]
Balance, beginning of year	$ 1,249
Revenue recognized	161,918
Payments collected	(156,880)
Derecognized on closing of JV Transaction	(6,287)
Balance, end of year	$ 0